Segment and Related Information - Summary of Financial Information Concerning Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Services Revenue	$ 349.5	$ 361.3	$ 355.2	$ 330.4	$ 353.7	$ 368.1	$ 359.9	$ 321.3	$ 692.0	$ 685.5	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating Income (Loss)	24.9	$ 32.5	$ 13.7	$ 24.0	19.3	$ 25.8	$ 16.0	$ 8.3	49.1	37.7	95.1	69.4	22.1
Depreciation and Amortization									125.4	127.4	259.1	271.4	278.9
Capital Expenditures											179.7	196.4	158.1
Total Assets	3,422.3				3,489.5				3,374.7		3,422.3	3,489.5	3,554.2
Operating Segments | South
Segment Reporting Information [Line Items]
Services Revenue									247.3	246.1	488.7	493.7	475.4
Operating Income (Loss)									41.9	28.3	66.9	72.2	66.4
Depreciation and Amortization									37.3	36.5	73.2	70.3	79.0
Capital Expenditures											52.1	52.3	63.2
Total Assets	1,152.4				1,188.9						1,152.4	1,188.9	1,216.0
Operating Segments | East
Segment Reporting Information [Line Items]
Services Revenue									184.5	177.5	366.3	364.3	331.1
Operating Income (Loss)									12.8	8.5	25.0	8.7	7.7
Depreciation and Amortization									36.6	36.7	74.0	85.1	78.7
Capital Expenditures											46.4	63.7	29.2
Total Assets	791.0				810.7						791.0	810.7	802.8
Operating Segments | Midwest
Segment Reporting Information [Line Items]
Services Revenue									260.2	261.9	541.5	545.2	512.6
Operating Income (Loss)									32.0	28.0	61.1	51.2	39.6
Depreciation and Amortization									47.5	50.0	103.8	108.1	112.6
Capital Expenditures											76.2	73.1	53.8
Total Assets	1,447.3				1,437.3						1,447.3	1,437.3	1,460.6
Corporate
Segment Reporting Information [Line Items]
Services Revenue									0.0	0.0	(0.1)	(0.2)	0.0
Operating Income (Loss)									(37.6)	(27.1)	(57.9)	(62.7)	(91.6)
Depreciation and Amortization									$ 4.0	$ 4.2	8.1	7.9	8.6
Capital Expenditures											5.0	7.3	11.9
Total Assets	$ 31.6				$ 52.6						$ 31.6	$ 52.6	$ 74.8